Investment in joint ventures and associates - Changes in the carrying value of investments in joint ventures and associates accounted for using the equity method of accounting (Details)
$ in Thousands, ₩ in Millions
	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	₩ 993,291		₩ 806,360	₩ 361,766
Acquisition cost	1,210,083		974,968	759,368
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	132,228		101,077	83,997
Acquisition	400,172		552,368	389,096
Disposal/Reclassification	(165,042)		(274,498)	(10,856)
Dividends	(30,791)		(187,306)	(19,242)
Business combination			1,249
Change in capital	5,309		(5,959)	1,599
Ending	1,335,167	$ 1,123,311	993,291	806,360
Changes in investments in associates due to accounts transfer	70,120
W Service Networks Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	191		186	157
Acquisition cost	108		108	108
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	(4)		7	31
Acquisition	0		0	0
Disposal/Reclassification	0		0	0
Dividends	(4)		(3)	(2)
Business combination			0
Change in capital	0		1	0
Ending	183		191	186
Korea Credit Bureau Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	8,125		6,845	6,790
Acquisition cost	3,313		3,313	3,313
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	1,388		1,370	190
Acquisition	0		0	0
Disposal/Reclassification	0		0	0
Dividends	(90)		(90)	(135)
Business combination			0
Change in capital	0		0	0
Ending	9,423		8,125	6,845
Korea Finance Security Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	3,066		3,287	3,456
Acquisition cost	3,267		3,267	3,267
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	35		(221)	(169)
Acquisition	0		0	0
Disposal/Reclassification	0		0	0
Dividends	0		0	0
Business combination			0
Change in capital	0		0	0
Ending	3,101		3,066	3,287
Chin Hung International Inc.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	0		51,176	44,741
Acquisition cost			0	130,779
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)			(742)	6,426
Acquisition			0	0
Disposal/Reclassification			(50,411)	0
Dividends			0	0
Business combination			0
Change in capital			(23)	9
Ending			0	51,176
Saman Corporation
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	0		849	1,014
Acquisition cost			0	8,521
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)			(432)	(198)
Acquisition			0	0
Disposal/Reclassification			(466)	0
Dividends			0	0
Business combination			0
Change in capital			49	33
Ending			0	849
Woori Growth Partnerships New Technology Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	15,032		19,212	25,091
Acquisition cost	14,991		16,938	18,666
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	(637)		(2,240)	1,466
Acquisition	0		0	309
Disposal/Reclassification	(1,947)		(1,728)	(7,490)
Dividends	0		(212)	(164)
Business combination			0
Change in capital	0		0	0
Ending	12,448		15,032	19,212
2016KIF-IMM Woori Bank Technology Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	13,238		15,141	15,300
Acquisition cost	8,396		11,893	12,385
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	3,520		1,240	1,193
Acquisition	0		0	0
Disposal/Reclassification	(3,497)		(492)	(2,615)
Dividends	(631)		(1,088)	0
Business combination			0
Change in capital	0		(1,563)	1,263
Ending	12,630		13,238	15,141
K BANK Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	174,097		31,254	43,709
Acquisition cost	236,232		236,232	73,150
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	67,553		(18,334)	(18,233)
Acquisition	0		163,082	5,807
Disposal/Reclassification	0		0	0
Dividends	0		0	0
Business combination			0
Change in capital	(2,157)		(1,905)	(29)
Ending	239,493		174,097	31,254
Smart Private Equity Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	1,481		2,764	2,890
Acquisition cost	0		2,915	2,915
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	(797)		(1,283)	(41)
Acquisition	0		0	0
Disposal/Reclassification	(684)		0	(85)
Dividends	0		0	0
Business combination			0
Change in capital	0		0	0
Ending	0		1,481	2,764
Woori Bank-Company K Korea Movie Asset Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	2,788		3,323	2,700
Acquisition cost	0		2,100	3,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	137		365	623
Acquisition	0		0	0
Disposal/Reclassification	(2,100)		(900)	0
Dividends	(480)		0	0
Business combination			0
Change in capital	0		0	0
Ending	345		2,788	3,323
Well to Sea No.3 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	0		209,023	197,393
Acquisition cost			0	101,483
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)			87,180	30,343
Acquisition			0	0
Disposal/Reclassification			(117,170)	0
Dividends			(178,355)	(18,836)
Business combination			0
Change in capital			(678)	123
Ending			0	209,023
Partner One Value Up I Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	9,816		9,908	9,948
Acquisition cost	5,039		10,000	10,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	2,521		(75)	(40)
Acquisition	0		0	0
Disposal/Reclassification	(4,961)		0	0
Dividends	(800)		0	0
Business combination			0
Change in capital	0		(17)	0
Ending	6,576		9,816	9,908
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	9,756		4,576	4,426
Acquisition cost	9,736		9,756	4,576
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	1,417		0	0
Acquisition	5,040		5,720	150
Disposal/Reclassification	(5,060)		(540)	0
Dividends	0		0	0
Business combination			0
Change in capital	0		0	0
Ending	11,153		9,756	4,576
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	4,129		4,375	3,025
Acquisition cost	4,255		4,130	4,375
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	0		0	0
Acquisition	125		75	1,350
Disposal/Reclassification	0		(321)	0
Dividends	0		0	0
Business combination			0
Change in capital	0		0	0
Ending	4,254		4,129	4,375
Nomura-Rifa Private Real Estate Investment Trust No.17
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning			0	787
Acquisition cost				1,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)				(136)
Acquisition				0
Disposal/Reclassification				(651)
Dividends				0
Change in capital				0
Ending				0
Woori-Shinyoung Growth-Cap Private Equity Fund 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	38,342		11,841	0
Acquisition cost	17,218		32,480	12,665
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	20,813		7,366	(824)
Acquisition	12,799		31,363	12,665
Disposal/Reclassification	(32,415)		(12,124)	0
Dividends	(10,826)		(104)	0
Business combination			0
Change in capital	0		0	0
Ending	28,713		38,342	11,841
LOTTE CARD Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	422,832		409,444	0
Acquisition cost	346,810		346,810	346,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	39,301		19,692	63,444
Acquisition	0		810	346,000
Disposal/Reclassification	0		0	0
Dividends	(10,374)		(5,710)	0
Business combination			0
Change in capital	6,536		(1,404)	0
Ending	458,295		422,832	409,444
Woori-Q Corporate Restructuring Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	22,904		6,046	0
Acquisition cost	45,394		23,146	6,129
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	1,002		(159)	(83)
Acquisition	25,246		17,017	6,129
Disposal/Reclassification	(2,997)		0	0
Dividends	0		0	0
Business combination			0
Change in capital	0		0	0
Ending	46,155		22,904	6,046
PCC-Woori LP Secondary Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	8,128		2,525	0
Acquisition cost	10,100		7,575	2,525
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	1,697		554	0
Acquisition	2,525		5,049	2,525
Disposal/Reclassification	0		0	0
Dividends	0		0	0
Business combination			0
Change in capital	0		0	0
Ending	12,350		8,128	2,525
Force TEC Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	393		0
Acquisition cost	0		0
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	(393)		1,542
Acquisition	0		0
Disposal/Reclassification	0		0
Dividends	0		0
Business combination			0
Change in capital	0		(1,149)
Ending	0		393	0
Changes in investments in associates due to accounts transfer	797
Together-Korea Government Private Pool Private Securities Investment Trust No.3
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	10,023		0
Acquisition cost	10,000		10,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	47		23
Acquisition	0		100,000
Disposal/Reclassification	0		(90,000)
Dividends	0		0
Business combination			0
Change in capital	0		0
Ending	10,070		10,023	0
Genesis Environmental Energy Company 1st Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	3,979		0
Acquisition cost	3,738		3,738
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	147		241
Acquisition	0		4,084
Disposal/Reclassification	0		(346)
Dividends	0		0
Business combination			0
Change in capital	0		0
Ending	4,126		3,979	0
Union Technology Finance Investment Association
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	4,485		0
Acquisition cost	12,750		4,500
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	(347)		(15)
Acquisition	8,250		4,500
Disposal/Reclassification	0		0
Dividends	0		0
Business combination			0
Change in capital	0		0
Ending	12,388		4,485	0
Godo Kaisha Oceanos 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	10,193		10,952	0
Acquisition cost	10,800		10,800	10,870
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	127		7	2
Acquisition	0		0	10,870
Disposal/Reclassification	0		0	(15)
Dividends	(370)		(850)	(105)
Business combination			0
Change in capital	(45)		84	200
Ending	9,905		10,193	10,952
Japanese Hotel Real Estate Private Equity Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	3,234		3,291	0
Acquisition cost	3,291		3,291	3,291
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	237		283	0
Acquisition	0		0	3,291
Disposal/Reclassification	0		0	0
Dividends	(201)		(154)	0
Business combination			0
Change in capital	(74)		(186)	0
Ending	3,196		3,234	3,291
Woori High plus G.B. Securities Feeder Fund1(G.B.)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	6,076		0
Acquisition cost	0		6,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	0		49
Acquisition	0		6,141
Disposal/Reclassification	(6,076)		0
Dividends	0		0
Business combination			0
Change in capital	0		(114)
Ending	0		6,076	0
Woori G Clean Energy No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	1,024		0
Acquisition cost	0		1,015
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	0		9
Acquisition	1,462		1,015
Disposal/Reclassification	(2,338)		0
Dividends	(148)		0
Business combination			0
Change in capital	0		0
Ending	0		1,024	0
Woori Goseong Power EBL Private Special Asset Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	15,118		0
Acquisition cost	0		14,915
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	227		611
Acquisition	0		14,915
Disposal/Reclassification	(15,118)		0
Dividends	(370)		(408)
Business combination			0
Change in capital	143		0
Ending	0		15,118	0
Woori Seoul Beltway Private Special Asset Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	5,613		0
Acquisition cost	7,513		5,590
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	124		97
Acquisition	1,935		5,591
Disposal/Reclassification	0		0
Dividends	(121)		(75)
Business combination			0
Change in capital	0		0
Ending	7,551		5,613	0
Portone-Cape Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	960		0
Acquisition cost	340		1,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	189		0
Acquisition	0		0
Disposal/Reclassification	(660)		0
Dividends	0		0
Business combination			960
Change in capital	0		0
Ending	489		960	0
Woori FirstValue Private Real Estate Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	2,130		0
Acquisition cost	9,000		9,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	(637)		1,184
Acquisition	0		0
Disposal/Reclassification	0		0
Dividends	(730)		0
Business combination			0
Change in capital	0		946
Ending	763		2,130	0
Woori Star50 Master Fund ClassC-F
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	184		0
Acquisition cost	0		200
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	(4)		(16)
Acquisition	0		200
Disposal/Reclassification	(180)		0
Dividends	0		0
Business combination			0
Change in capital	0		0
Ending	0		184	0
JC Assurance No.2 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	29,050		0
Acquisition cost	29,349		29,050
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	(11,621)		0
Acquisition	299		29,050
Disposal/Reclassification	0		0
Dividends	0		0
Business combination			0
Change in capital	0		0
Ending	17,728		29,050	0
Dream Company Growth no.1 PEF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	7,705		0
Acquisition cost	7,706		7,705
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	680		0
Acquisition	0		7,705
Disposal/Reclassification	0		0
Dividends	(471)		0
Business combination			0
Change in capital	0		0
Ending	7,914		7,705	0
HMS-Oriens 1st Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	12,000		0
Acquisition cost	12,000		12,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	7		0
Acquisition	0		12,000
Disposal/Reclassification	0		0
Dividends	0		0
Business combination			0
Change in capital	0		0
Ending	12,007		12,000	0
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	93,474		0
Acquisition cost	70,988		91,092
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	921		2,382
Acquisition	20,765		91,092
Disposal/Reclassification	(38,870)		0
Dividends	(2,503)		0
Business combination			0
Change in capital	0		0
Ending	73,787		93,474	0
Woori Hanhwa Eureka Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	403		342	339
Acquisition cost	164		350	350
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	138		61	3
Acquisition	0		0	0
Disposal/Reclassification	(214)		0	0
Dividends	0		0	0
Business combination			0
Change in capital	0		0	0
Ending	327		403	342
WooriG Senior Loan General Type Private Investment Trust No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	52,045		0
Acquisition cost	87,382		51,959
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	2,959		343
Acquisition	38,757		51,959
Disposal/Reclassification	(3,060)		0
Dividends	(2,672)		(257)
Business combination			0
Change in capital	0		0
Ending	88,029		52,045	0
Dicustody Co., Ltd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	0
Acquisition cost	1
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	0
Acquisition	1
Disposal/Reclassification	0
Dividends	0
Change in capital	0
Ending	1		0
Woori Corporate Private Securities Fund 1 (Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	0
Acquisition cost	0
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	0
Acquisition	10,000
Disposal/Reclassification	(10,000)
Dividends	0
Change in capital	0
Ending	0		0
Woori MultiReturn Securities Investment Trust 3 (Balanced Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	0
Acquisition cost	10,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	23
Acquisition	10,000
Disposal/Reclassification	0
Dividends	0
Change in capital	0
Ending	10,023		0
WOORI TAERIM 1st Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	283		0
Acquisition cost	1,100		1,100
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	708		(6)
Acquisition	0		0
Disposal/Reclassification	0		0
Dividends	0		0
Business combination			289
Change in capital	0		0
Ending	991		283	0
KIWOOM WOORI Financial 1st Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	994		0
Acquisition cost	1,000		1,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	(21)		(6)
Acquisition	0		1,000
Disposal/Reclassification	0		0
Dividends	0		0
Business combination			0
Change in capital	0		0
Ending	973		994	₩ 0
DeepDive WOORI 2021-1 Financial Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	0
Acquisition cost	1,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	(7)
Acquisition	1,000
Disposal/Reclassification	0
Dividends	0
Change in capital	0
Ending	993		0
Darwin Green Packaging Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	0
Acquisition cost	4,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	(43)
Acquisition	4,000
Disposal/Reclassification	0
Dividends	0
Change in capital	0
Ending	3,957		0
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust [Member]
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	0
Acquisition cost	100
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	0
Acquisition	100
Disposal/Reclassification	0
Dividends	0
Change in capital	0
Ending	100		0
Aarden Woori Apparel 1st Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	0
Acquisition cost	100
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	(1)
Acquisition	100
Disposal/Reclassification	0
Dividends	0
Change in capital	0
Ending	99		0
Woori Zip 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	0
Acquisition cost	10,143
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	(26)
Acquisition	16,380
Disposal/Reclassification	(6,237)
Dividends	0
Change in capital	379
Ending	10,496		0
Woori Zip 2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	0
Acquisition cost	14,254
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	(50)
Acquisition	22,883
Disposal/Reclassification	(8,628)
Dividends	0
Change in capital	527
Ending	14,732		0
KUM HWA Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	0
Acquisition cost	0
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	0
Acquisition	0
Disposal/Reclassification	0
Dividends	0
Change in capital	0
Ending	0		0
Changes in investments in associates due to accounts transfer	2
JINMYUNGPLUS CO.,LTD.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	0
Acquisition cost	0
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	0
Acquisition	0
Disposal/Reclassification	0
Dividends	0
Change in capital	0
Ending	0		0
Genesis Eco No.1 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	0
Acquisition cost	11,805
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	(685)
Acquisition	11,805
Disposal/Reclassification	0
Dividends	0
Change in capital	0
Ending	11,120		0
Paratus Woori Material Component Equipment joint venture company
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	0
Acquisition cost	17,700
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	(207)
Acquisition	17,700
Disposal/Reclassification	0
Dividends	0
Change in capital	0
Ending	17,493		0
Midas No. 8 Private Equity Joint Venture Company
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	0
Acquisition cost	19,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	(32)
Acquisition	19,000
Disposal/Reclassification	0
Dividends	0
Change in capital	0
Ending	18,968		0
Woori Shortterm Bond Securities Investment Trust (Bond) ClassCF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	0
Acquisition cost	150,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	1,822
Acquisition	150,000
Disposal/Reclassification	0
Dividends	0
Change in capital	0
Ending	151,822		0
Woori G Star Private Placement Investment Trust No.33 FI
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	0
Acquisition cost	0
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)	0
Acquisition	20,000
Disposal/Reclassification	(20,000)
Dividends	0
Change in capital	0
Ending	₩ 0		₩ 0